Shareholder Report, Holdings (Details) - Capital Group U.S. Equity Fund	Oct. 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.16%
Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%